Interest Rate Benchmark Reform (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Schedule of Non-derivative Financial Assets and Financial Liabilities
The following table reflects the Bank’s IBOR exposure to

non-derivative

financial assets and financial liabilities as at October 31, 2022, subject to reform that has yet to transition to alternative benchmark rates. The Bank’s IBOR exposure to financial instruments includes USD LIBOR and SGD Swap Offer Rate (SOR) maturing after June 30, 2023, and one-month,

two-month,

and three-month CDOR maturing after June 28, 2024.

Six-month

and twelve-month CDOR tenors ceased to be published after May 17, 2021. These exposures could remain outstanding until IBOR ceases and will therefore transition in the future.

	Carrying amount
	As at October 31, 2022					As at November 1, 2021
($ millions)	USD LIBOR	CDOR		Other Rates (1)	Total	USD LIBOR	CDOR		Other Rates (1)	Total
	Maturing after June 30, 2023	Maturing after June 28, 2024		Maturing after June 30, 2023		Maturing after June 30, 2023	Maturing after June 28, 2024		Maturing after June 30, 2023

Non-derivative financial assets (3)	$35,877	$23,936		$114	$59,927	$38,517	$11,284		$102	$49,903
Non-derivative financial liabilities (4)	1,225	23,390	(2)	–	24,615	1,306	13,424	(2)	–	14,730

(1)	Includes exposures to SGD SOR maturing after June 30, 2023.
(2)	Excludes the Series 2006-1 Bank Deposit Note of $750 million which is currently at a fixed rate and will subsequently reset to a six-month CDOR based rate after December 31, 2036.
(3)
Non derivative financial assets include carrying amounts of debt securities, loans and customer’s liability under acceptances (debt securities, loans and customer’s liability under acceptances measured at amortized cost are gross of allowance for credit losses).

(4)	Non-derivative financial liabilities include carrying amounts of deposits, acceptances, obligations related to securities sold short, subordinated debentures and other liabilities.

Schedule of Notional Balance of the Bank's Derivative Exposures and Undrawn Commitments to Significant IBORs
The following table reflects the Bank’s IBOR exposure to derivatives and undrawn commitments as at October 31, 2022, subject to reform that has yet to transition to alternative benchmark rates. The Bank’s IBOR exposure to financial instruments includes USD LIBOR and SGD SOR
maturing after June 30, 2023, and
one-month,
two-month,
and three-month CDOR maturing after June 28, 2024. These exposures could remain outstanding until IBOR ceases and will therefore transition in the future.

	Notional amount
	As at October 31, 2022				As at November 1, 2021
($ millions)	USD LIBOR	CDOR	Other Rates (1)	Total	USD LIBOR	CDOR	Other Rates (1)	Total
	Maturing after June 30, 2023	Maturing after June 28, 2024	Maturing after June 30, 2023		Maturing after June 30, 2023	Maturing after June 28, 2024	Maturing after June 30, 2023
Derivatives
Single currency interest rate swaps (2)	$797,296	$1,025,373	$962	$1,823,631	$600,359	$574,897	$918	$1,176,174
Cross currency interest rate swaps (2)	297,490	122,718	–	420,208	280,968	71,047	–	352,015
Other (3)	14,946	3,574	–	18,520	38,078	1,355	–	39,433
Undrawn commitments	9,047	4,787	–	13,834	32,454	2,875	91	35,420

(1)	Includes exposures to SGD SOR maturing after June 30, 2023.
(2)
For single currency and/or cross currency interest rate swaps, where both legs are referencing rates directly impacted by the interest rate
benchmark reform, the relevant notional amount for both legs are shown separately to reflect the risks relating to the reform for each rate.

(3)	Other derivatives include futures, forward rate agreements, total return swaps and options.

Disclosure of Bank's IBOR exposure to hedging derivatives
The following table reflects the Bank’s IBOR exposure to hedging derivatives as at October 31, 2022, subject to reform that has yet to transition to alternative benchmark rates. The Bank’s IBOR exposure to hedging derivatives include USD LIBOR maturing after
June
30, 2023, and
one-month,
two-month,
and three-month CDOR maturing after June 28, 2024. These exposures will remain outstanding until IBOR ceases and will therefore transition in the future.

Notional amount
	As at October 31, 2022			As at October 31, 2021
($ millions)	USD LIBOR	CDOR (2)	Total	USD LIBOR	CDOR (2)	Total
	Maturing after June 30, 2023	Maturing after June 28, 2024		Maturing after June 30, 2023	Maturing after June 28, 2024

Hedging derivatives (1)	$67,934	$109,253	$177,187	$61,936	$104,175	$166,111

(1)
For cross currency swaps where both legs are referencing rates directly impacted by the interest rate benchmark reform
, and a CAD leg is inserted to create two separate hedging relationships, the relevant notional amount for both legs are included in this table.

(2)
For single currency interest rate swaps, where both legs are referencing rates directly impacted by the interest rate benchmark reform, the relevant notional amount for both legs are shown separately to reflect the risks relating to the reform for each rate.